Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings from continuing operations	$ 2,473	$ 3,224
Items that will be subsequently reclassified to net earnings
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for 2020 and 2019	(15)	6
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $12 million and ($45) million for 2020 and 2019, respectively	(33)	112
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of ($184) million and ($51) million for 2020 and 2019, respectively	503	140
Net change in value of derivatives designated as cash flow hedges, net of income taxes of nil and $9 million for 2020 and 2019, respectively	(1)	(25)
Other comprehensive income from continuing operations	454	233
Net earnings from discontinued operations attributable to common shareholders	226	29
Total comprehensive income	3,153	3,486
Total comprehensive income attributable to:
Common shareholders	2,953	3,277
Preferred shareholders	136	151
Non-controlling interest	64	58
Total comprehensive income	$ 3,153	$ 3,486